Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 96.6%
Security	Shares	Value
Aerospace & Defense — 1.0%
Safran S.A.	49,881	$ 5,482,697
		$ 5,482,697
Air Freight & Logistics — 0.6%
GXO Logistics, Inc.(1)	68,752	$ 3,300,096
		$ 3,300,096
Automobiles — 0.2%
Stellantis NV	87,424	$ 1,255,431
		$ 1,255,431
Banks — 4.8%
Banco Santander S.A.	1,501,177	$ 3,755,750
Bank of New York Mellon Corp. (The)	119,524	5,194,513
Citigroup, Inc.	22,166	1,150,416
Credit Agricole S.A.	130,290	1,200,470
HDFC Bank, Ltd.	216,762	3,964,376
ING Groep NV	293,763	2,853,562
M&T Bank Corp.	13,863	2,459,989
Toronto-Dominion Bank (The)	7,722	501,594
Wells Fargo & Co.	139,323	6,112,100
		$ 27,192,770
Beverages — 3.2%
Coca-Cola Co. (The)	170,194	$ 10,921,349
Diageo PLC	155,850	7,382,904
		$ 18,304,253
Biotechnology — 1.0%
CSL, Ltd.	28,206	$ 5,743,220
		$ 5,743,220
Building Products — 1.0%
Assa Abloy AB, Class B	162,340	$ 3,835,448
Kingspan Group PLC	31,010	2,007,218
		$ 5,842,666
Capital Markets — 0.8%
State Street Corp.	61,772	$ 4,388,283
		$ 4,388,283
Security	Shares	Value
Chemicals — 0.5%
Sika AG	10,725	$ 2,650,013
		$ 2,650,013
Construction Materials — 0.2%
CRH PLC	30,011	$ 1,151,646
		$ 1,151,646
Consumer Finance — 0.6%
Capital One Financial Corp.	31,393	$ 3,447,893
		$ 3,447,893
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(1)	35,231	$ 10,590,439
		$ 10,590,439
Diversified Telecommunication Services — 0.4%
Orange S.A.	230,632	$ 2,356,697
		$ 2,356,697
Electric Utilities — 4.0%
Endesa S.A.	444,505	$ 8,147,519
Enel SpA	937,834	4,727,869
Iberdrola S.A.	181,061	1,933,455
Iberdrola S.A.(1)	5,029	53,609
NextEra Energy, Inc.	45,589	3,851,815
Red Electrica Corp. S.A.	194,441	3,822,784
		$ 22,537,051
Electrical Equipment — 1.8%
AMETEK, Inc.	39,775	$ 4,912,212
Schneider Electric SE	37,208	5,146,009
		$ 10,058,221
Electronic Equipment, Instruments & Components — 4.4%
CDW Corp.	42,219	$ 7,664,015
Halma PLC	138,550	3,901,967
Keyence Corp.	5,064	2,007,076
Keysight Technologies, Inc.(1)	17,629	2,866,475
TE Connectivity, Ltd.	34,983	4,678,277
Zebra Technologies Corp., Class A(1)	10,994	3,932,444
		$ 25,050,254
Entertainment — 1.1%
Nintendo Co., Ltd.	2,846	$ 1,272,655

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Walt Disney Co. (The)(1)	46,611	$ 4,945,427
		$ 6,218,082
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	4,449	$ 1,204,923
Equity Residential	49,769	3,901,392
Healthpeak Properties, Inc.	72,069	1,991,266
		$ 7,097,581
Food & Staples Retailing — 0.7%
J Sainsbury PLC	1,570,467	$ 4,236,445
		$ 4,236,445
Food Products — 3.3%
Mondelez International, Inc., Class A	120,683	$ 7,728,539
Nestle S.A.	89,611	10,979,792
		$ 18,708,331
Gas Utilities — 1.0%
Enagas S.A.	299,484	$ 5,911,412
		$ 5,911,412
Health Care Equipment & Supplies — 3.4%
Alcon, Inc.	36,766	$ 2,893,634
Boston Scientific Corp.(1)	171,972	7,059,450
Intuitive Surgical, Inc.(1)	23,451	5,397,717
Straumann Holding AG	30,224	4,087,811
		$ 19,438,612
Health Care Providers & Services — 1.3%
Elevance Health, Inc.	15,491	$ 7,390,756
		$ 7,390,756
Hotels, Restaurants & Leisure — 2.2%
Compass Group PLC	382,509	$ 8,964,647
InterContinental Hotels Group PLC	59,229	3,510,804
		$ 12,475,451
Industrial Conglomerates — 1.4%
DCC PLC	28,041	$ 1,830,777
Siemens AG	52,415	5,846,577
		$ 7,677,354
Insurance — 1.1%
Ageas S.A./NV	43,096	$ 1,880,938
Security	Shares	Value
Insurance (continued)
Allstate Corp. (The)	17,579	$ 2,056,216
Arch Capital Group, Ltd.(1)	8,440	374,736
Aviva PLC	3	14
AXA S.A.	89,520	2,062,765
		$ 6,374,669
Interactive Media & Services — 5.3%
Alphabet, Inc., Class C(1)	234,440	$ 27,345,082
Meta Platforms, Inc., Class A(1)	18,723	2,978,829
		$ 30,323,911
Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)	97,566	$ 13,166,532
		$ 13,166,532
IT Services — 3.6%
Amadeus IT Group S.A.(1)	40,573	$ 2,365,820
Fidelity National Information Services, Inc.	71,417	7,295,961
Global Payments, Inc.	28,431	3,477,680
Visa, Inc., Class A	34,350	7,285,978
		$ 20,425,439
Leisure Products — 0.1%
Yamaha Corp.	18,348	$ 782,616
		$ 782,616
Life Sciences Tools & Services — 0.9%
Danaher Corp.	11,382	$ 3,317,511
Lonza Group AG	2,852	1,733,307
		$ 5,050,818
Machinery — 2.1%
Graco, Inc.	49,991	$ 3,357,395
Ingersoll Rand, Inc.	90,452	4,504,510
Konecranes Oyj	48,290	1,296,530
Sandvik AB	20,944	385,918
SMC Corp.	4,467	2,201,500
		$ 11,745,853
Media — 1.4%
Publicis Groupe S.A.	150,210	$ 7,993,476
		$ 7,993,476
Metals & Mining — 1.8%
Acerinox S.A.	517,460	$ 5,048,517

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining (continued)
Anglo American PLC	42,552	$ 1,538,036
Rio Tinto, Ltd.	55,322	3,832,960
		$ 10,419,513
Multi-Utilities — 1.6%
CMS Energy Corp.	29,030	$ 1,995,232
Veolia Environnement S.A.	286,757	7,172,034
		$ 9,167,266
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	38,001	$ 6,223,804
EOG Resources, Inc.	114,956	12,785,406
		$ 19,009,210
Personal Products — 0.1%
Kose Corp.	6,100	$ 544,498
		$ 544,498
Pharmaceuticals — 8.5%
AstraZeneca PLC	41,056	$ 5,400,556
Eli Lilly & Co.	39,712	13,092,649
Novo Nordisk A/S, Class B	89,023	10,368,843
Roche Holding AG PC	21,638	7,183,913
Sanofi	67,099	6,667,864
Zoetis, Inc.	31,896	5,822,615
		$ 48,536,440
Professional Services — 2.8%
Randstad NV	88,831	$ 4,489,783
Recruit Holdings Co., Ltd.	92,493	3,456,744
RELX PLC	201,694	5,972,046
Verisk Analytics, Inc.	11,623	2,211,276
		$ 16,129,849
Semiconductors & Semiconductor Equipment — 4.3%
ASML Holding NV	18,467	$ 10,614,054
Infineon Technologies AG	134,928	3,700,328
Micron Technology, Inc.	86,340	5,340,993
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,915	4,858,879
		$ 24,514,254
Software — 6.7%
Adobe, Inc.(1)	11,708	$ 4,801,685
Dassault Systemes SE	71,140	3,051,313
Security	Shares	Value
Software (continued)
Intuit, Inc.	11,846	$ 5,403,790
Microsoft Corp.	88,063	24,722,807
		$ 37,979,595
Specialty Retail — 2.2%
Lowe's Cos., Inc.	36,808	$ 7,049,836
TJX Cos., Inc. (The)	92,526	5,658,890
		$ 12,708,726
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	107,256	$ 17,430,173
		$ 17,430,173
Textiles, Apparel & Luxury Goods — 2.5%
adidas AG	32,414	$ 5,607,346
LVMH Moet Hennessy Louis Vuitton SE	11,937	8,288,503
		$ 13,895,849
Trading Companies & Distributors — 0.8%
Ashtead Group PLC	76,293	$ 4,294,511
		$ 4,294,511
Total Common Stocks (identified cost $401,275,468)		$548,998,852

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Banks — 0.2%
Citigroup, Inc., Series M, 6.30% to 5/15/24(2)(3)	$240	$ 232,783
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(3)(4)	280	262,429
HSBC Holdings PLC, 6.00% to 5/22/27(2)(3)	200	192,366
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(2)(3)	221	202,812
Series X, 6.10% to 10/1/24(2)(3)	118	118,144
Societe Generale S.A., 5.375% to 11/18/30(2)(3)(4)	200	168,323
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(4)	200	185,579
		$ 1,362,436
Capital Markets — 0.0%(5)
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(2)(3)	$151	$ 154,080
		$ 154,080

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.7%
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(2)(3)	$38	$ 33,480
PPTT, 2006-A GS, Class A, 1.754%(2)(4)(6)	4,541	4,082,063
		$ 4,115,543
Electric Utilities — 0.0%(5)
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)	$80	$ 79,804
		$ 79,804
Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(2)(3)	$290	$ 265,733
		$ 265,733
Insurance — 0.1%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(4)	$80	$ 66,637
QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(3)(4)	200	195,200
		$ 261,837
Oil, Gas & Consumable Fuels — 0.1%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(2)(3)	$172	$ 120,005
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(4)	2,008	10,541
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	195	149,921
		$ 280,467
Pipelines — 0.0%(5)
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(2)(3)	$135	$ 103,140
		$ 103,140
Total Corporate Bonds (identified cost $9,138,883)		$ 6,623,040

Exchange-Traded Funds — 0.1%
Security	Shares	Value
Equity Funds — 0.1%
iShares Preferred & Income Securities ETF	25,815	$ 897,588
Total Exchange-Traded Funds (identified cost $905,252)		$ 897,588

Preferred Stocks — 0.3%
Security	Shares	Value
Banks — 0.0%(5)
First Republic Bank, Series M, 4.00%	4,100	$ 75,276
JPMorgan Chase & Co., Series LL, 4.625%	2,100	45,129
		$ 120,405
Capital Markets — 0.0%(5)
Stifel Financial Corp., Series D, 4.50%	4,100	$ 80,360
		$ 80,360
Food Products — 0.2%
Ocean Spray Cranberries, Inc., Series A, 6.25%(4)	11,860	$ 1,187,483
		$ 1,187,483
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(7)	13,811	$ 289,340
		$ 289,340
Pipelines — 0.0%(5)
Energy Transfer, L.P., Series E, 7.60% to 5/15/24(3)	1,000	$ 23,700
		$ 23,700
Total Preferred Stocks (identified cost $1,506,506)		$ 1,701,288

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(8)	7,343,608	$ 7,343,608
Total Short-Term Investments (identified cost $7,343,608)		$ 7,343,608
Total Investments — 99.5% (identified cost $420,169,717)		$565,564,376
Other Assets, Less Liabilities — 0.5%		$ 2,626,425
Net Assets — 100.0%		$568,190,801
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $6,158,255 or 1.1% of the Fund's net assets.
(5)	Amount is less than 0.05%.
(6)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at July 31, 2022.
(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	55.3%	$312,947,218
France	8.8	49,590,151
United Kingdom	8.0	45,394,296
Switzerland	6.1	34,206,747
Spain	5.5	31,038,866
Netherlands	3.4	19,212,830
Germany	2.7	15,154,251
Denmark	1.8	10,368,843
Japan	1.8	10,265,089
Australia	1.7	9,771,380
Ireland	0.9	4,989,641
Italy	0.9	4,913,448
Taiwan	0.9	4,858,879
Sweden	0.7	4,221,366
India	0.7	3,964,376
Belgium	0.3	1,880,938
Finland	0.2	1,296,530
Canada	0.1	581,398
Brazil	0.0(1)	10,541
Exchange-Traded Funds	0.2	897,588
Total Investments	100.0%	$565,564,376
(1)	Amount is less than 0.05%.

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	164	Long	9/16/22	$ 33,894,701	$ 3,114,175
STOXX Europe 600 Index	(219)	Short	9/16/22	(4,891,780)	(122,354)
STOXX Europe 600 Insurance Index	(247)	Short	9/16/22	(3,655,422)	(48,010)
STOXX Europe 600 Utilities	(1,297)	Short	9/16/22	(25,014,043)	(1,225,829)
					$1,717,982
Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
PC	– Participation Certificate
PPTT	– Preferred Pass-Through Trust
Currency Abbreviations:
USD	– United States Dollar

At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $7,343,608, which represents 1.3% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$5,427,003	$ —	$(5,857,756)	$1,164,249	$(733,496)	$ —	$ —	—
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	4,612,971	36,412,067	(41,024,944)	(94)	—	—	481	—
Liquidity Fund, Institutional Class(1)	—	80,745,599	(73,401,991)	—	—	7,343,608	9,826	7,343,608
Total				$1,164,155	$(733,496)	$7,343,608	$10,307
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 35,269,338	$ 11,622,828	$ —	$ 46,892,166
Consumer Discretionary	25,875,258	28,409,347	—	54,284,605
Consumer Staples	18,649,888	23,143,639	—	41,793,527
Energy	19,009,210	—	—	19,009,210
Financials	36,276,179	15,717,875	—	51,994,054
Health Care	42,080,698	44,079,148	—	86,159,846
Industrials	18,285,489	46,245,758	—	64,531,247
Information Technology	99,759,157	25,640,558	—	125,399,715
Materials	—	14,221,172	—	14,221,172
Real Estate	7,097,581	—	—	7,097,581
Utilities	5,847,047	31,768,682	—	37,615,729
Total Common Stocks	$308,149,845	$240,849,007*	$ —	$548,998,852
Corporate Bonds	$ —	$ 6,623,040	$ —	$ 6,623,040
Exchange-Traded Funds	897,588	—	—	897,588
Preferred Stocks:
Consumer Staples	—	1,187,483	—	1,187,483
Energy	313,040	—	—	313,040
Financials	200,765	—	—	200,765
Total Preferred Stocks	$ 513,805	$ 1,187,483	$ —	$ 1,701,288
Short-Term Investments	$ 7,343,608	$ —	$ —	$ 7,343,608
Total Investments	$316,904,846	$248,659,530	$ —	$565,564,376
Futures Contracts	$ 3,114,175	$ —	$ —	$ 3,114,175
Total	$320,019,021	$248,659,530	$ —	$568,678,551
Liability Description
Futures Contracts	$ (1,396,193)	$ —	$ —	$ (1,396,193)
Total	$ (1,396,193)	$ —	$ —	$ (1,396,193)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.